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                     THE CENTRAL EUROPEAN EQUITY FUND, INC.

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH FEBRUARY 2000

        THE CENTRAL EUROPEAN EQUITY, INC.
(Name of registered closed-end investment company)

                                   Approx Asset
Date             Number    Price   Value or Approx    Seller
Each   Ident     Shares    Per     Asset Cov/Shr      or Seller's
Trans   Sec      Purch     Share   at Time of Purch   Broker


02-01   CEE     19000     15.7500     19.99           Weeden & Co
02-02   " "      1800     15.6250     20.32             " "
02-03   " "      5000     15.9375     20.95             " "
02-04   " "     13200     16.0909     21.27             " "
02-29   " "      5500     16.9284     23.46             " "


The Central European Equity Fund, Inc.
Name of Registrant
By Isabella Chan - Fund Administrator
Date of Statement          03/01/00